Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current receivables due from related parties	$ 16,123,780	$ 15,501,990
Non-current receivables due from related parties subtotal	7,558,597	6,820,458
Non-current receivables due from related parties Sub-total	8,565,183	8,681,532
Non-current receivables due from related parties	$ 1,134,264	844,344
Capital Reduction [Member] | Cerveceria Belga De La Patagonia Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Capital reduction
Sale Of Shares [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Sale of shares
Clp [Member] | Sales Of Products [Member] | Andronico Luksic Craig [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		599
Clp [Member] | Sales Of Products [Member] | Francisco Prez Mackenna [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU until January 31, 2026
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 114
Clp [Member] | Sales Of Products [Member] | Universidaddelos Andes [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	71,614,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the Company's CEO
Description of transactions with related party	Sales of products
Non-current receivables due from related parties	$ 9,336
Clp [Member] | Sales Of Products [Member] | Servipag Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 914	946
Clp [Member] | Sales Of Products [Member] | Saam Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,002,201-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 64	53
Clp [Member] | Sales Of Products [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 27,118
Clp [Member] | Sales Of Products [Member] | Cerveceria Belga De La Patagonia Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 141,119
Clp [Member] | Sales Of Products [Member] | Canal 13 Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,508
Clp [Member] | Sales Of Products [Member] | Vina Tabali S. A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,297	1,292
Clp [Member] | Sales Of Products [Member] | Tech Pack S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,275,453-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 23	23
Clp [Member] | Sales Of Products [Member] | Inversiones Alabama Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,363,269-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 996	863
Clp [Member] | Sales Of Products [Member] | Hapag Lloyd Chile Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 229	8,262
Clp [Member] | Sales Of Products [Member] | Watts S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 12,288	6,983
Clp [Member] | Sales Of Products [Member] | Inversiones Rio Elqui Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 4,136	42,814
Clp [Member] | Sales Of Products [Member] | S A A M Logistics S. A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 700	13,837
Clp [Member] | Sales Of Products [Member] | Transaccionese Inversiones Arizona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,806,870-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		13
Clp [Member] | Sales Of Products [Member] | Origen Patagonico Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		24,122
Clp [Member] | Sales Of Products [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 647,865	125,620
Clp [Member] | Sales Of Products [Member] | Cerveceria Kunstmann Ltda 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 89,212	366,922
Clp [Member] | Sales Of Products [Member] | Banchile Corredoresde Seguros Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,191,070-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 439	771
Clp [Member] | Sales Of Products [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 3,988,527	4,065,106
Clp [Member] | Sales Of Products [Member] | Inmobiliariae Inversiones Rio Claro S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,306,560-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 109	109
Clp [Member] | Sales Of Products [Member] | Sonacol S. A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,095,400-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 462	443
Clp [Member] | Sales Of Products [Member] | Ferrocarrilde Antofagastaa Bolivia S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,148,200-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 3,914	1,661
Clp [Member] | Sales Of Products [Member] | Cooperativa Agricola Control Pisquerode Elquiy Limari Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 3,928	8,414
Clp [Member] | Sales Of Products [Member] | Compania Sud Americanade Vapores S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,880	2,256
Clp [Member] | Sales Of Products [Member] | Nestle Chile S. A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 30,567	34,867
Clp [Member] | Sales Of Products [Member] | Invexans S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,021,000-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		56
Clp [Member] | Sales Of Products [Member] | Quinenco S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 9,007	5,065
Clp [Member] | Sales Of Products [Member] | Empresa Nacionalde Energia Enex S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 7,231	6,594
Clp [Member] | Sales Of Products [Member] | Antofagasta Minerals S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 6,566
Clp [Member] | Sales Of Products [Member] | Inversiones Enex S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 290,655	280,418
Clp [Member] | Sales Of Products [Member] | Inversiones Consolidadas Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 957	1,016
Clp [Member] | Sales Of Products [Member] | Banchile Corredoresde Bolsa S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 3,148	3,677
Clp [Member] | Sales Of Products [Member] | Empresas Carozzi S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 24,462	24,438
Clp [Member] | Sales Of Products [Member] | Portuaria Corral S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,610,780-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 442	681
Clp [Member] | Sales Of Products [Member] | Socofin S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		1,667
Clp [Member] | Sales Of Products [Member] | Transportes Fluviales Corral S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,210-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 511	640
Clp [Member] | Sales Of Products [Member] | Inversiones Punta Brava S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		610
Clp [Member] | Sales Of Products [Member] | Banchile Administradora General Fondos S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,767,630-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,394
Clp [Member] | Sales Of Products [Member] | Rdf Media Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 131	126
Clp [Member] | Sales Of Products [Member] | Agricola El Cerrito S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,819,020-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 326	26
Clp [Member] | Sales Of Products [Member] | Inmobiliaria Norte Verde S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,847,140-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 431	443
Clp [Member] | Sales Of Products [Member] | San Vicente Terminal Internacional S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 4,074	7,227
Clp [Member] | Sales Of Products [Member] | San Antonio Terminal Internacional Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		355
Clp [Member] | Sales Of Products [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 42,219	36,214
Clp [Member] | Sales Of Products [Member] | Muellaje Del Maipo Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	99,506,030-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		3,248
Clp [Member] | Sales Of Products [Member] | Las Margaritas S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	99,525,700-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 406
Clp [Member] | Services Provided [Member] | Cerveceria Belga De La Patagonia Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 29,957
Clp [Member] | Services Provided [Member] | Hapag Lloyd Chile Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 2,962
Clp [Member] | Services Provided [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 102,197	51,242
Clp [Member] | Services Provided [Member] | Inversiones P F I Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 965,825	923,426
Clp [Member] | Services Provided [Member] | Nestle Chile S. A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 8,500
Clp [Member] | Services Provided [Member] | Cervecera Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,653,527	1,256,883
Clp [Member] | Capital Reduction [Member] | Cerveceria Belga De La Patagonia Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Capital reduction
Description of functional currency	CLP
Non-current receivables due from related parties	$ 59,983
Clp [Member] | Capital Reduction [Member] | Cerveceria Belgadela Patagonia Sp A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Capital reduction
Description of functional currency	CLP
Non-current receivables due from related parties	$ 539,846
Clp [Member] | Advance Purchase [Member] | Cooperativa Agricola Control Pisquerode Elquiy Limari Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Advance purchase
Description of functional currency	CLP
Non-current receivables due from related parties	$ 800,000	800,000
Clp [Member] | Sale Of Fixed Asset [Member] | Cervecera Austral Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Sale of fixed asset
Description of functional currency	CLP
Non-current receivables due from related parties		252,072
Clp [Member] | Sale Of Fixed Asset [Member] | Cervecera Austral Sa 2 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 20,731
Clp [Member] | Sale Of Products [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 164,612	844,344
Uf [Member] | Sales Of Shares [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Sale of shares
Description of functional currency	UF
Non-current receivables due from related parties	$ 265,742
Uf [Member] | Sale Of Shares [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Sale of shares
Description of functional currency	UF
Non-current receivables due from related parties	$ 429,806
Usd [Member] | Sales Of Products [Member] | Servipag Ltda [Member]
IfrsStatementLineItems [Line Items]
Description of functional currency	USD
Usd [Member] | Sales Of Products [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Sales of products
Non-current receivables due from related parties	$ 13,707	14,952
Usd [Member] | Sales Of Products [Member] | Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	USD
Non-current receivables due from related parties		14,923
Usd [Member] | Sales Of Products [Member] | A J S A Calidad Ante Todo [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	USD
Non-current receivables due from related parties	$ 2,435,005	852,648
Usd [Member] | Services Provided [Member] | Paulaner Brauerei Gruppe Gmb H And Co K Ga A [Member]
IfrsStatementLineItems [Line Items]
Non-current receivables due from related parties	$ 110,547
Usd [Member] | Services Provided [Member] | Heineken Brouwerijen Bv 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	USD
Non-current receivables due from related parties	$ 120,937	116,343
Usd [Member] | Advance Purchase [Member] | Paulaner Brauerei Gruppe Gmb H And Co K Ga A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Advance purchase
Description of functional currency	USD
Non-current receivables due from related parties		37,122
Usd [Member] | Advance Purchase [Member] | A J S A Calidad Ante Todo [Member]
IfrsStatementLineItems [Line Items]
Non-current receivables due from related parties		2,024,183
Usd [Member] | Advance Purchase [Member] | Advance Purchase [Member]
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Advance purchase
Description of functional currency	USD
Non-current receivables due from related parties
Ars [Member] | Sales Of Products [Member] | Danone Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the shareholder's associate
Description of transactions with related party	Sales of products
Description of functional currency	ARS
Non-current receivables due from related parties	$ 11,882	11,689
Ars [Member] | Sales Of Products [Member] | Kasdorf S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	ARS
Non-current receivables due from related parties	$ 270
Ars [Member] | Sales Of Products [Member] | Nutricia Bago S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	ARS
Non-current receivables due from related parties	$ 2,214
Euros [Member]
IfrsStatementLineItems [Line Items]
Non-current receivables due from related parties	$ 224,640	29,204
Euros [Member] | Services Provided [Member] | Nestl Waters Marketing Distribution S.a.s [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services provided
Description of functional currency	Euros
Non-current receivables due from related parties		7,247
Euros [Member] | Services Provided [Member] | Amstel Brouwerijen B V [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Euros
Euros [Member] | Services Provided [Member] | Heineken Brouwerijen Bv [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Euros
Non-current receivables due from related parties		21,957
Euros [Member] | Advance Purchase [Member] | Paulaner Brauerei Gruppe Gmb H And Co K Ga A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Advance purchase
Description of functional currency	Euros
Non-current receivables due from related parties	$ 114,093
P Y G [Member] | Sales Of Products [Member] | A J Boston S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties		64
P Y G [Member] | Sales Of Products [Member] | A J S A Calidad Ante Todo [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties		1,399,570
P Y G [Member] | Sales Of Products [Member] | Alimentos Distribuciony Servicios S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 304,252	203,491
P Y G [Member] | Sales Of Products [Member] | Alimentosy Servicios Fritos S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 172
P Y G [Member] | Sales Of Products [Member] | Centralde Ventas Tv S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 820	379
P Y G [Member] | Sales Of Products [Member] | Companade Desarrollo Agropecuario S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties		200
P Y G [Member] | Sales Of Products [Member] | Compniade Desarrollo Inmobiliario S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 19	27,885
P Y G [Member] | Sales Of Products [Member] | Contenidos Dirigidos S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties		852
P Y G [Member] | Sales Of Products [Member] | Editorial El Pais S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 1,177	893
P Y G [Member] | Sales Of Products [Member] | Fundacion Santa Librada [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 891	97
P Y G [Member] | Sales Of Products [Member] | Gabana S. A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 36,192
P Y G [Member] | Sales Of Products [Member] | Hispanoamerica Tv Del Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 105	235
P Y G [Member] | Sales Of Products [Member] | Laser Import S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 199	24
P Y G [Member] | Sales Of Products [Member] | Lauralia S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 17	4
P Y G [Member] | Sales Of Products [Member] | Modiser S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 302
P Y G [Member] | Sales Of Products [Member] | Recursos Oportunos S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties		11
P Y G [Member] | Sales Of Products [Member] | Retail S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 3,595,888	2,299,097
P Y G [Member] | Sales Of Products [Member] | Servicios Contablesy Sistemasdel Py S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 1,004	1,355
P Y G [Member] | Sales Of Products [Member] | Servicios Digitales S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 28	13
P Y G [Member] | Sales Of Products [Member] | Talisman S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 345	1,893
P Y G [Member] | Sales Of Products [Member] | Tv Accion S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 1,222	1,325
P Y G [Member] | Sales Of Products [Member] | Yerbatera Campesino S. A. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 185
P Y G [Member] | Sales Of Products [Member] | Societedes Produits Nestle S. A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Other currencies
Non-current receivables due from related parties		101,438
P Y G [Member] | Services Provided [Member] | A J S A Calidad Ante Todo [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services provided
Description of functional currency	PYG
Non-current receivables due from related parties	$ 104,178
P Y G [Member] | Advance Purchase [Member] | A J S A Calidad Ante Todo [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
P Y G [Member] | Advance Purchase [Member] | Advance Purchase [Member]
IfrsStatementLineItems [Line Items]
Description of nature of related party relationship	Related to non-controlling subsidiary